Net Income (Loss) Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Earnings Per Share [Abstract]
Net income (loss) attributable to controlling interest		$ (1,250,422)	$ 10,194,467	$ (4,234,228)
Weighted average shares used in basic computation	[1]	72,668	36,954	9,628
Diluted effect of stock options and warrants
Weighted average shares used in diluted computation	[1]	72,668	36,954	9,628
Income (loss) per share – Basic:
Net income (loss) before noncontrolling interest		$ (17.21)	$ 275.87	$ (439.78)
Add: Net income (loss) attributable to noncontrolling interest
Net income (loss) attributable to controlling interest	[1]	(17.21)	275.87	(439.78)
Income (loss) per share – Diluted:
Net income (loss) before noncontrolling interest		(17.21)	275.87	(439.78)
Add: Net income (loss) attributable to noncontrolling interest
Net income (loss) attributable to controlling interest	[1]	$ (17.21)	$ 275.87	$ (439.78)

[1]	All share and per-share amounts presented have been retroactively adjusted to reflect the 1-for-150 reverse share split effective April 7, 2026.